UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22270
TXF Funds, Inc.

(Exact name of registrant as specified in charter)

One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK	73102

(Address of principal executive offices)	(Zip code)
Keith D. Geary
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-405-235-5757
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
TXF FUNDS, INC.
Schedule of Investments
TXF Large Companies ETF
March 31, 2010 (unaudited)

Number		Fair
of Shares		Value

	Common Stock—98.7%
	Airlines—1.6%
1,310	AMR Corp. *	$11,934
558	Continental Airlines, Inc. Class B *	12,259
2,987	Southwest Airlines Co.	39,489

		63,682

	Beverages—0.9%
1,068	Dr Pepper Snapple Group, Inc.	37,562

	Chemicals—0.5%
604	Celanese Corp. Series A	19,237

	Commercial Banks—1.1%
629	Comerica, Inc.	23,928
353	Cullen/Frost Bankers, Inc.	19,697

		43,625

	Commercial Services & Supplies—1.7%
1,970	Waste Management, Inc.	67,827

	Computers & Peripherals—2.9%
7,708	Dell, Inc. *	115,697

	Construction & Engineering—1.7%
716	Fluor Corp.	33,301
674	KBR, Inc.	14,936
882	Quanta Services, Inc. *	16,899

		65,136

	Consumer Finance—0.3%
552	AmeriCredit Corp. *	13,116

	Diversified Telecommunication—4.8%
7,275	AT&T, Inc.	187,985

	Electrical Equipment—0.8%
677	Cooper Industries PLC	32,455

	Energy Equipment & Services—18.0%
1,352	Baker Hughes, Inc.	63,328
1,234	BJ Services Co.	26,408
1,027	Cameron International Corp. *	44,017
568	Diamond Offshore Drilling, Inc.	50,444
347	Dresser-Rand Group, Inc. *	10,903
488	FMC Technologies, Inc. *	31,539
3,850	Halliburton Co.	116,000
1,823	National Oilwell Varco, Inc.	73,977
231	Oceaneering International, Inc. *	14,666
734	Pride International, Inc. *	22,101

TXF FUNDS, INC.
Schedule of Investments
TXF Large Companies ETF
March 31, 2010 (unaudited)

Number		Fair
of Shares		Value

	Energy Equipment & Services—18.0% (continued)
478	Rowan Cos., Inc. *	$13,915
3,095	Schlumberger Ltd.	196,408
1,040	Smith International, Inc.	44,533

		708,239

	Food & Staples Retailing—2.4%
2,393	Sysco Corp.	70,594
715	Whole Foods Market, Inc. *	25,847

		96,441

	Food Products—0.3%
759	Dean Foods Co. *	11,909

	Gas Utilities—0.3%
391	Atmos Energy Corp.	11,171

	Health Care Equipment & Supplies—0.4%
299	Kinetic Concepts, Inc. *	14,295

	Health Care Providers & Services—0.3%
1,952	Tenet Healthcare Corp. *	11,165

	Household Durables—0.4%
1,241	D.R. Horton, Inc.	15,637

	Household Products—2.7%
1,667	Kimberly-Clark Corp.	104,821

	Industrial Conglomerates—0.6%
924	McDermott International, Inc. *	24,874

	Insurance—0.8%
473	HCC Insurance Holdings, Inc.	13,055
348	Torchmark Corp.	18,621

		31,676

	IT Services—0.4%
220	Alliance Data Systems Corp. *	14,078

	Machinery—0.6%
218	Flowserve Corp.	24,039

	Media—0.4%
1,495	Clear Channel Outdoor Holdings, Inc. Class A *	15,862

	Metals & Mining—0.3%
667	Titanium Metals Corp. *	11,066

TXF FUNDS, INC.
Schedule of Investments
TXF Large Companies ETF
March 31, 2010 (unaudited)

Number		Fair
of Shares		Value

	Multiline Retail—0.7%
918	J.C. Penney Co., Inc.	$29,532

	Multi-Utilities—0.6%
1,641	CenterPoint Energy, Inc.	23,565

	Oil, Gas & Consumable Fuels—46.6%
2,034	Anadarko Petroleum Corp.	148,136
1,425	Apache Corp.	144,638
436	Cabot Oil & Gas Corp.	16,045
1,028	Cobalt International Energy, Inc. *	13,981
361	Concho Resources, Inc. *	18,180
3,039	ConocoPhillips	155,506
1,063	Denbury Resources, Inc. *	17,933
2,948	El Paso Corp.	31,956
572	El Paso Pipeline Partners LP *	15,953
488	Enbridge Energy Partners LP *	24,678
937	Energy Transfer Equity LP *	31,614
776	Energy Transfer Partners LP *	36,363
560	Enterprise GP Holdings LP *	24,052
2,492	Enterprise Products Partners LP *	86,173
1,059	EOG Resources, Inc.	98,423
890	EXCO Resources, Inc.	16,358
2,869	Exxon Mobil Corp.	192,167
1,215	Kinder Morgan Energy Partners LP *	79,485
358	Kinder Morgan Management LLC *	20,986
546	Linn Energy LLC	14,043
3,011	Marathon Oil Corp.	95,268
558	Newfield Exploration Co. *	29,044
756	Noble Energy, Inc.	55,188
229	NuStar Energy LP *	13,843
1,264	Petrohawk Energy Corp. *	25,634
485	Pioneer Natural Resources Co.	27,315
552	Plains All American Pipeline LP *	31,409
586	Plains Exploration & Production Co. *	17,574
663	Range Resources Corp.	31,075
521	Southern Union Co.	13,218
1,489	Southwestern Energy Co. *	60,632
2,610	Spectra Energy Corp.	58,803
637	Ultra Petroleum Corp. *	29,703
2,372	Valero Energy Corp.	46,728
2,406	XTO Energy, Inc.	113,515

		1,835,619

	Real Estate Investment Trusts—0.6%
270	Camden Property Trust	11,240
501	Weingarten Realty Investors	10,802

		22,042

TXF FUNDS, INC.
Schedule of Investments
TXF Large Companies ETF
March 31, 2010 (unaudited)

Number		Fair
of Shares		Value

	Semiconductors & Semiconductor Equipment—3.1%
5,004	Texas Instruments, Inc.	$122,448

	Software—0.7%
771	BMC Software, Inc. *	29,298

	Specialty Retail—0.7%
693	GameStop Corp. Class A *	15,184
480	RadioShack Corp.	10,862

		26,046

	Wireless Telecommunication Services—1.5%
1,224	Crown Castle International Corp. *	46,794
1,481	MetroPCS Communications, Inc. *	10,485

		57,279

	Total Investments
	(Cost $3,642,800) —98.7% (a)	$3,887,424
	Other Assets in Excess of Liabilities—1.3%	52,886

	Net Assets—100.0%	$3,940,310

*	Non — Income producing security.

(a)	At March 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,642,499. The net unrealized appreciation was $244,925 which consisted of aggregate gross unrealized appreciation of $294,382 and aggregate gross unrealized depreciation of $49,457.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Fair Value Measurement
The Fund utilized various inputs in determining the value of the Fund investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TXF FUNDS, INC.
Schedule of Investments
TXF Large Companies ETF
March 31, 2010 (unaudited)
The following is a summary of the inputs used to value the Fund investments at March 31, 2010:

Assets	Level 1	Total
Common Stocks	$3,887,424	$3,887,424
For the period ended March 31, 2010 the Fund did not hold any Level 2 or Level 3 securities. Please refer to the schedule of investments to view common stocks classified by industry type.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TXF Funds, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary
Director, Chairman and CEO
Date: May 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Keith D. Geary
Keith D. Geary
Director, Chairman and CEO
Date: May 20, 2010

By:	/s/ Gary Pinkston
Gary Pinkston
Vice President, Principal Financial and Accounting Officer, and Secretary
Date: May 20, 2010